Total Amount of Costs Incurred in Connection with Restructuring Programs by Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011	Mar. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring costs	¥ 52,645		¥ 62,318	¥ 116,472
Consumer Products & Services
Restructuring Cost and Reserve [Line Items]
Restructuring costs	8,972		25,532	31,255
Professional, Device & Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring costs	25,645		19,507	41,067
Pictures
Restructuring Cost and Reserve [Line Items]
Restructuring costs	1,273		2,722	5,605
Music
Restructuring Cost and Reserve [Line Items]
Restructuring costs	5,710		2,662	5,225
Financial Services
Restructuring Cost and Reserve [Line Items]
Restructuring costs	1,822		5,010	5,078
Sony Mobile Communications
Restructuring Cost and Reserve [Line Items]
Restructuring costs	537	[1]
All Other and Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs	¥ 8,686		¥ 6,885	¥ 28,242

[1]	Sony acquired Ericsson's shares in Sony Ericsson and it became a wholly-owned subsidiary of Sony. Subsequent to the acquisition, Sony Ericsson was renamed Sony Mobile. Refer to Note 24.